Provisions - Schedule of Main Assumptions Used (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Discount rate	1.30%	1.31%	2.03%
Salary increase			3.00%
Minimum
Disclosure of defined benefit plans [line items]
Salary increase	1.50%	1.50%
Retirement age	60	60	60
Turnover: depending on the seniority	4.35%	4.35%	3.32%
Maximum
Disclosure of defined benefit plans [line items]
Salary increase	3.50%	3.50%
Retirement age	62	62	62
Turnover: depending on the seniority	0.00%	0.00%	0.00%